Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 141,239	$ 28,769
Prepaid expenses and other current assets	5,618	2,115
Total current assets	146,857	30,884
Property and equipment, net	2,151	3,122
Finance right-of-use assets, net	919	1,437
Operating right-of-use assets	2,235	2,669
Deferred offering costs	0	669
Restricted cash	587	587
Other assets	156	31
Total assets	152,905	39,399
Current liabilities:
Accounts payable	976	409
Accrued expenses and other current liabilities	7,850	8,141
SAFE liabilities	0	30,515
Operating lease liability	2,295	1,348
Finance lease liability	489	475
Total current liabilities	11,610	40,888
Operating lease liability, non-current	132	1,644
Finance lease liability, non-current	387	876
Total liabilities	12,129	43,408
Commitments and contingencies (Note 12)
Convertible preferred stock (Series A-1, A-2, A-3 and A-4), $0.0001 par value; no shares authorized, issued or outstanding as of December 31, 2024; 3,647,675 shares authorized as of December 31, 2023; 3,647,675 shares issued and outstanding as of December 31, 2023; aggregate liquidation preference of $87,459 as of December 31, 2023	0	80,627
Stockholders' Equity (Deficit):
Preferred stock, 10,000,000 shares and no shares authorized as of December 31, 2024 and 31, 2023, respectively; no shares issued and outstanding as of December 31, 2024 and 2023, respectively	0	0
Common stock, $0.0001 par value; 150,000,000 shares authorized as of December 31, 2024 and 2023, respectively; 14,856,309 and 1,407,753 shares issued and outstanding as of December 31, 2024 and 2023, respectively	2	0
Additional paid-in capital	289,351	5,979
Accumulated other comprehensive income (loss)	9	(11)
Accumulated deficit	(148,586)	(90,604)
Total stockholders' equity (deficit)	140,776	(84,636)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 152,905	$ 39,399